Intangible assets - Gross Value (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible assets
Value, at the beginning of the year	$ 7,592	$ 7,659
CAPEX	1,238	1,754	$ 3,704
Value, at the end of the year	7,098	7,592	7,659
SAC | Fixed services
Intangible assets
Value, at the beginning of the year	96
Value, at the end of the year	77	96
SAC | Mobile Services
Intangible assets
Value, at the beginning of the year	1,427
Value, at the end of the year	1,140	1,427
Service connection or habilitation costs
Intangible assets
Value, at the beginning of the year	119
Value, at the end of the year	136	119
3G/4G licenses
Intangible assets
Value, at the beginning of the year	5,105
Value, at the end of the year	4,780	5,105
PCS license (Argentina)
Intangible assets
Value, at the beginning of the year	588
Value, at the end of the year	588	588
PCS and Band B (Paraguay)
Intangible assets
Value, at the end of the year	3
Rights of use
Intangible assets
Value, at the beginning of the year	244
Value, at the end of the year	226	244
Exclusivity agreements
Intangible assets
Value, at the beginning of the year	12
Value, at the end of the year	11	12
Customer relationships
Intangible assets
Value, at the beginning of the year	1
Value, at the end of the year	135	1
Goodwill
Intangible assets
Value, at the end of the year	2
Gross carrying value
Intangible assets
Value, at the beginning of the year	11,788	10,851
Acquisition Tuves Paraguay	190
CAPEX	1,238	1,754
Currency translation adjustments	300	248
Decreases	(1,535)	(1,065)
Value, at the end of the year	11,981	11,788	10,851
Gross carrying value | SAC | Fixed services
Intangible assets
Value, at the beginning of the year	226	234
CAPEX	87	137
Decreases	(169)	(145)
Value, at the end of the year	144	226	234
Gross carrying value | SAC | Mobile Services
Intangible assets
Value, at the beginning of the year	2,838	2,157
Acquisition Tuves Paraguay	55
CAPEX	1,081	1,544
Currency translation adjustments	35	30
Decreases	(1,295)	(893)
Value, at the end of the year	2,714	2,838	2,157
Gross carrying value | Service connection or habilitation costs
Intangible assets
Value, at the beginning of the year	222	208
CAPEX	50	41
Decreases	(30)	(27)
Value, at the end of the year	242	222	208
Gross carrying value | 3G/4G licenses
Intangible assets
Value, at the beginning of the year	5,786	5,786
Value, at the end of the year	5,786	5,786	5,786
Gross carrying value | PCS license (Argentina)
Intangible assets
Value, at the beginning of the year	658	658
Value, at the end of the year	658	658	658
Gross carrying value | PCS and Band B (Paraguay)
Intangible assets
Value, at the beginning of the year	951	774
CAPEX	3
Currency translation adjustments	202	177
Value, at the end of the year	1,156	951	774
Gross carrying value | Rights of use
Intangible assets
Value, at the beginning of the year	463	425
Acquisition Tuves Paraguay	4
CAPEX	17	32
Currency translation adjustments	7	6
Decreases	(41)
Value, at the end of the year	450	463	425
Gross carrying value | Exclusivity agreements
Intangible assets
Value, at the beginning of the year	41	41
Value, at the end of the year	41	41	41
Gross carrying value | Customer relationships
Intangible assets
Value, at the beginning of the year	2	2
Acquisition Tuves Paraguay	129
Currency translation adjustments	15
Value, at the end of the year	146	2	2
Gross carrying value | Goodwill
Intangible assets
Acquisition Tuves Paraguay	2
Value, at the end of the year	2
Gross carrying value | Software developed for internal use
Intangible assets
Value, at the beginning of the year	601	566
Currency translation adjustments	41	35
Value, at the end of the year	642	$ 601	$ 566
Tuves Paraguay | Customer relationships
Intangible assets
Value, at the end of the year	$ 134